                             AIM GLOBAL TRENDS FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                    to the Prospectus dated August 27, 1999,
                          as revised December 28, 1999

Advisor Class shares of AIM Global Trends Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                    CLASS A, CLASS B, AND CLASS C SHARES OF

                             AIM GLOBAL TRENDS FUND

                    (A SERIES PORTFOLIO OF AIM SERIES TRUST)

                       Supplement dated February 11, 2000
        to the Statement of Additional Information dated August 27, 1999 as supplemented October 1, 1999

           This supplement supersedes and replaces in its entirety the supplement dated October 1, 1999.

           Advisor Class shares of the Fund converted to Class A shares of the Fund effective the close of business on February 11, 2000. Advisor Class shares of the Fund are no longer offered for sale or exchange.

           The following is added as a new section after the information appearing under the heading "INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENT PRACTICES OF THE FUND - U.S. GOVERNMENT SECURITIES" on page 6 of the Statement of Additional Information:

           "EQUITY-LINKED DERIVATIVES

                 The Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

           The following replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENT PRACTICES OF THE FUND " INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 6 of the Statement of Additional Information:

                 "With respect to certain countries, investments by the Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.

                 The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below):
           (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Fund."

           The following replaces in its entirety the paragraphs appearing under the heading "INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENT PRACTICES OF THE FUND " TEMPORARY DEFENSIVE STRATEGIES" on page 10 of the Statement of Additional Information:

                 "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, (U.S. dollars, foreign currencies or multinational currency units) money market instruments, or high-quality debt securities. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives.

                 Money market instruments in which the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by AIM to be of comparable quality."

           The following is added as a new section before the heading "EXECUTION OF PORTFOLIO TRANSACTIONS - PORTFOLIO TURNOVER" on page 33 of the Statement of Additional Information:

           "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES
           TRANSACTIONS

                 From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

                 AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

                 Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

           The following is added as a new category of purchaser who will not pay initial sales charges on purchases of Class A shares, under the heading "REDUCTIONS IN INITIAL SALES CHARGES -- PURCHASES AT NET ASSET VALUE" on page 48 of the Statement of Additional Information.

           "o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund."

           The following new paragraph is added after the third paragraph under the section entitled "INVESTMENT RESULTS - PERFORMANCE INFORMATION" on page 63 of the Statement of Additional Information:

                 "The Fund may participate in the IPO market, and a significant portion of the Fund's return may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs."


The following replaces in its entirety the table appearing under the heading "MANAGEMENT - TRUSTEES AND EXECUTIVE OFFICERS" on page 34 of the Statement of Additional Information:

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
"NAME, ADDRESS AND AGE           WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================
*ROBERT H. GRAHAM (53)       Trustee, Chairman and    Director, President and Chief Executive Officer, A I M
                                   President          Management Group Inc.; Director and President, A I M
                                                      Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M
                                                      Fund Services, Inc. and Fund Management Company; and
                                                      Director and Chief Executive Officer, Managed Products,
                                                      AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

C. DEREK ANDERSON (58)              Trustee           Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                    LLC (an investment partnership); Chief Executive Officer,
Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                               and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                      Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                      Online, Inc., Champagne Albert Le Brun and various other
                                                      privately owned companies.

--------------------------  ------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                            Company (a private investment company) and Stimson Marina,
San Francisco, CA 94111                               Inc., (a subsidiary of C. D. Stimson Co.)

==========================  ========================  ===========================================================

--------
* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

RUTH H. QUIGLEY (64)                Trustee           Private investor; and President, Quigley  Friedlander &
1055 California Street                                Co., Inc.(a financial advisory services firm) from 1984
San Francisco, CA 94108                               to 1986.

--------------------------  ------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)             Vice President       Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc., A I M
                                                      Distributors, Inc., A I M Fund  Services, Inc. and Fund
                                                      Management Company.

--------------------------  ------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                Vice President       Director and President, A I M Capital Management, Inc.;
                                                      Director and Executive Vice  President, A I M  Management
                                                      Group Inc.; Director and Senior Vice  President, A I M
                                                      Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                      and AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (45)            Vice President       Director, Senior Vice President, General Counsel and
                                                      Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                                      General Counsel and Secretary, A I M Management Group
                                                      Inc.; Director, Vice President and General Counsel, Fund
                                                      Management Company; Vice President and General Counsel,
                                                      A I M  Fund Services, Inc.; and Vice  President, A I M
                                                      Capital Management, Inc. and A I M Distributors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)           Vice President and     Assistant General Counsel and Assistant Secretary of A I
                                   Secretary          M Management Group, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc., and
                                                      Fund Management Company; and Vice President, Assistant
                                                      General Counsel and Assistant Secretary of  A  I  M
                                                      Advisors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

DANA R. SUTTON (41)            Vice President and     Vice President and Fund Controller, A I M Advisors, Inc.;
                                   Treasurer          and Assistant Vice President and Assistant  Treasurer,
                                                      Fund Management Company."

==========================  ========================  ===========================================================